Interest and Finance costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and Finance Cost [Abstract]
Interest costs on long-term debt	$ 190,195	$ 135,819	$ 87,505
Amortization and write off of financing fees	38,797	12,944	17,778
Amortization of unrealized hedge reserve (Note 10.1)	0	9,816	9,816
Capitalized borrowing costs	(65,492)	(44,951)	(57,761)
Commissions, commitment fees and other financial expenses	57,064	2,799	6,414
Total	$ 220,564	$ 116,427	$ 63,752